MIDWAY GAMES INC.
2704 West Roscoe Street
Chicago, Illinois 60618
773.961.2850 fax 773.961.2299
February 1, 2006
VIA EDGAR
Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549
Re:   MIDWAY GAMES INC.
 Amendment No. 1 to Registration Statement on Form S-3 File No. 333-130133
     Ladies and Gentlemen:
     On behalf of Midway Games Inc., I am transmitting for filing under the Securities Act of 1933, as amended, Amendment No. 1 to the Registration Statement on Form S-3, File No. 333-130133, including exhibits.
     Please direct any questions regarding the filing to the undersigned.

Very truly yours,
/s/ Deborah K. Fulton
Deborah K. Fulton,
Senior Vice President, Secretary and General Counsel